AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
July 31, 2020
	Shares	Fair Value
Equity Funds - 99.81%
Developed International - 19.56%
Davis Select International ETF	450,000	$ 8,635,500
iShares Edge MSCI International Momentum Factor ETF+	305,000	10,049,750
iShares MSCI Turkey ETF+	31,000	668,670
iShares MSCI United Kingdom ETF	138,000	3,578,340
Schwab Fundamental International Large Company Index ETF+	300,000	7,182,000
		30,114,260
Emerging Markets - 15.54%
Invesco FTSE RAFI Emerging Markets ETF	444,000	8,107,440
iShares MSCI All Country Asia ex Japan ETF+	121,000	9,055,640
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	120,000	2,656,200
SPDR S&P Emerging Asia Pacific ETF+	38,000	4,110,460
		23,929,740
Global - 7.35%
Cambria Global Value ETF^	383,000	6,782,930
iShares Global Clean Energy ETF+	315,000	4,536,000
		11,318,930
Large Cap Core - 15.23%
Salt HighTrubeta US Market ETF^	96,000	2,486,400
VanEck Vectors Morningstar Wide Moat ETF+	271,000	14,514,760
VanEck Vectors Pharmaceutical ETF+	102,000	6,444,360
		23,445,520
Large Cap Growth - 19.43%
Fidelity Momentum Factor ETF^	131,000	5,149,610
First Trust Cloud Computing ETF+	100,000	7,803,000
iShares PHLX Semiconductor ETF+	25,500	7,404,945
VanEck Vectors Retail ETF+^	67,500	9,549,232
		29,906,787
Large Cap Value - 11.75%
Fidelity Value Factor ETF+	148,000	5,159,280
iShares U.S. Financial Services ETF+	52,000	6,307,600
John Hancock Multi-Factor Energy ETF^	180,000	2,424,600
John Hancock Multi-Factor Financials ETF^	95,000	3,223,540
Vanguard U.S. Value Factor	16,000	977,920
		18,092,940
Small/Mid Cap Core - 0.87%
Vanguard US Liquidity Factor ETF	17,500	1,341,028

Small/Mid Cap Growth - 9.06%
ARK Genomic Revolution ETF+	134,000	7,195,800
ARK Innovation ETF	84,000	6,751,080
		13,946,880
Small/Mid Cap Value - 1.02%
Legg Mason Small-Cap Quality Value ETF^	69,000	1,571,116

Total Equity Funds (cost $119,988,967)		153,667,201

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2020
	Shares	Fair Value
Collateral for Securities Loaned - 22.94%
Dreyfus Government Cash Management Institutional Class, 0.06%*	4,208,075	$ 4,208,075
Milestone Treasury Obligations Fund Institutional Class, 0.01%* !	31,104,980	31,104,980
Total Collateral for Securities Loaned (cost $35,313,055)		35,313,055

Total Investments (cost $155,302,022) - 122.75%		$ 188,980,256
Liabilities in Excess of Other Assets - Net - (22.75)%		(35,029,014)
NET ASSETS - 100.00%		$ 153,951,242

+ All or a portion of this security is on loan. Total loaned securities had a value of $34,516,254 at July 31, 2020. The loaned securities were secured with cash collateral of $35,313,055.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2020.
^ Affiliated issuer due to ownership.
! Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund
FTSE - Financial Times and Stock Exchange
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
July 31, 2020
	Shares	Fair Value
Equity Funds - 100.07%
Commodities - 4.46%
Invesco DB Commodity Index Tracking Fund+	1,360,000	$ 17,598,400

Developed International - 9.58%
Alpha Architect International Quantitative Value ETF+	95,000	2,259,100
Goldman Sachs ActiveBeta Europe Equity ETF^	135,000	3,839,400
Invesco FTSE RAFI Developed Markets ex-US ETF	271,000	9,476,870
iShares MSCI Hong Kong ETF+	103,000	2,174,330
iShares MSCI Spain ETF+	75,000	1,698,000
iShares MSCI Turkey ETF+	70,000	1,509,900
iShares MSCI United Kingdom ETF	375,000	9,723,750
JPMorgan BetaBuilders Canada ETF	300,000	7,146,000
		37,827,350
Emerging Markets - 32.09%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF+	609,000	20,011,740
Invesco FTSE RAFI Emerging Markets ETF	2,060,000	37,615,600
iShares MSCI Russia ETF	165,500	5,757,745
iShares MSCI Taiwan ETF	72,600	3,237,960
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF+	600,000	13,281,000
SPDR S&P Emerging Asia Pacific ETF	192,000	20,768,640
VanEck Vectors Russia ETF	101,300	2,218,470
WisdomTree Emerging Markets High Dividend Fund	520,000	19,224,400
WisdomTree Emerging Markets Quality Dividend Growth Fund^	185,500	4,574,040
		126,689,595
Global - 18.52%
Davis Select Worldwide ETF	375,000	9,315,000
FlexShares Global Upstream Natural Resources Index Fund+	230,000	6,695,300
iShares Exponential Technologies ETF+	790,000	37,272,200
iShares Global Healthcare ETF+	278,000	19,821,400
		73,103,900
Large Cap Core - 10.38%
Davis Select Financial ETF^	1,275,000	24,365,250
ERShares Entrepreneur 30 ETF	204,072	4,695,942
John Hancock Multi-Factor Health Care ETF^	300,000	11,925,000
		40,986,192
Large Cap Growth - 4.88%
ClearBridge All Cap Growth ETF	50,000	1,881,155
Fidelity MSCI Information Technology Index ETF	56,000	4,884,320
SPDR MFS Systematic Growth Equity ETF^	123,000	12,490,650
		19,256,125
Large Cap Value - 9.27%
DBX ETF Trust - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	150,000	4,392,000
Direxion Russell 1000 Value Over Growth ETF+^	100,000	4,186,990
Fidelity Value Factor ETF^	741,000	25,831,260
John Hancock Multi-Factor Financials ETF^	65,000	2,205,580
		36,615,830
Small/Mid Cap Core - 4.66%
iShares MSCI Global Silver and Metals Miners ETF+	425,000	7,352,500
Schwab Fundamental U.S. Small Company Index ETF+	334,000	11,032,020
		18,384,520
Small/Mid Cap Growth - 4.13%
SPDR S&P Kensho Future Security ETF^	35,000	1,325,835
SPDR S&P Kensho New Economies Composite ETF	375,000	14,966,250
		16,292,085
Small/Mid Cap Value - 2.10%
First Trust Financial AlphaDEX Fund+	321,000	8,301,060

Total Equity Funds (cost $330,397,663)		395,055,057

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2020
	Shares	Fair Value
Collateral for Securities Loaned - 3.75%
Dreyfus Government Cash Management Institutional Class, 0.06%*	1,771,762	$ 1,771,762
Milestone Treasury Obligations Fund Institutional Class, 0.01%* !	13,022,580	13,022,580
Total Collateral for Securities Loaned (cost $14,794,342)		14,794,342

Total Investments (cost $345,192,005) - 103.82%		$ 409,849,399
Liabilities in Excess of Other Assets - Net - (3.82)%		(15,061,478)
NET ASSETS - 100.00%		$ 394,787,921

+ All or a portion of this security is on loan. Total loaned securities had a value of $19,267,563 at July 31, 2020. The loaned securities were secured with cash collateral of $14,794,342 and non-cash collateral of $4,969,153. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
RAFI - Research Affiliates Fundamental Indexation
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MFS - Massachusetts Financial Services Co.
MSCI - Morgan Stanley Capital International
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
July 31, 2020
	Shares	Fair Value
Bond Funds - 47.38%
High Yield Bonds - 3.26%
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	24,150	$ 1,144,469
SPDR Blackstone / GSO Senior Loan ETF+	210,000	9,277,800
VanEck Vectors High-Yield Municipal Index ETF+	20,000	1,210,200
		11,632,469
Intermediate/Long Term Bonds - 27.39%
Fidelity Total Bond ETF+	664,963	36,692,658
First Trust TCW Opportunistic Fixed Income ETF+	380,000	21,154,600
iShares TIPS Bond ETF	12,300	1,548,078
PIMCO Active Bond ETF	117,500	13,289,250
Schwab US TIPS ETF+	170,381	10,456,282
SPDR Doubleline Total Return Tactical ETF+	296,922	14,792,654
		97,933,522
International Bond - 2.69%
Invesco Emerging Markets Sovereign Debt ETF	277,060	7,705,039
VanEck Vectors J.P. Morgan Emerging Markets Local Currency Bond ETF	60,000	1,894,800
		9,599,839
Inverse Bond - 0.74%
ProShares Short 20+ Year Treasury	179,400	2,653,326

Short Term Bonds - 13.30%
Janus Henderson Short Duration Income ETF	323,234	16,281,297
PIMCO Enhanced Short Maturity Active ETF+	204,257	20,809,703
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	35,000	1,070,300
Vanguard Short-Term Inflation-Protected Securities ETF	186,000	9,402,300
		47,563,600

Total Bond Funds (cost $160,813,225)		169,382,756

Equity Funds - 47.36%
Alternative - 1.32%
IQ Merger Arbitrage ETF+*	146,874	4,702,905

Commodity Funds - 6.18%
Invesco DB Commodity Index Tracking Fund+	155,000	2,005,700
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,100,000	14,916,000
iShares Gold Trust*	275,000	5,186,500
		22,108,200
Developed International - 6.06%
JPMorgan BetaBuilders Europe ETF	240,000	5,476,800
Schwab Fundamental International Large Company Index ETF	570,000	13,645,800
SPDR Solactive Canada ETF^	45,000	2,544,291
		21,666,891
Emerging Markets - 8.51%
Invesco FTSE RAFI Emerging Markets ETF	772,800	14,111,328
iShares Core MSCI Emerging Markets ETF	175,200	9,059,592
iShares MSCI Russia ETF	87,000	3,026,730
Schwab Fundamental Emerging Markets Large Company Index ETF+	30,000	734,700
Xtrackers Harvest CSI 300 China A-Shares ETF+	103,500	3,494,160
		30,426,510
Global - 8.26%
Davis Select Worldwide ETF	100,000	2,484,000
Global X FinTech ETF+*	91,584	3,276,876
iShares Exponential Technologies ETF	345,000	16,277,100
iShares Global Healthcare ETF	105,000	7,486,500
		29,524,476
Large Cap Core - 3.76%
Davis Select Financial ETF	160,400	3,065,244
Davis Select US Equity ETF+	160,176	3,901,759
Salt Low Trubeta US Market ETF	6,500	176,507
VanEck Vectors Pharmaceutical ETF+	100,000	6,318,000
		13,461,510

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
July 31, 2020
	Shares	Fair Value
Large Cap Growth - 0.56%
iShares Edge MSCI USA Quality Factor ETF	20,000	$ 2,013,400

Large Cap Value - 10.67%
Financial Select Sector SPDR Fund	50,607	1,216,086
iShares Edge MSCI USA Value Factor ETF	385,200	28,135,008
John Hancock Multi-Factor Financials ETF^	60,000	2,035,920
SPDR S&P Global Natural Resources ETF	177,500	6,745,000
		38,132,014
Small/Mid Cap Core - 0.93%
John Hancock Multi-Factor Small Cap ETF	135,000	3,311,550

Small/Mid Cap Growth - 1.11%
SPDR S&P Homebuilders ETF+	80,000	3,968,800

Total Equity Funds (cost $149,317,400)		169,316,256

Money Market Fund - 5.32%
Short-Term Cash - 5.32%
RAFI - Research Affiliates Fundamental Indexation
Federated Hermes Government Obligations Fund Institutional Class, 0.06%**	19,005,362	19,005,362
Total Money Market Fund (cost $19,005,362)		19,005,362

Collateral for Securities Loaned - 8.03%
Dreyfus Government Cash Management Institutional Class, 0.06%**	3,405,928	3,405,928
Milestone Treasury Obligations Fund Institutional Class, 0.01%** !	25,313,350	25,313,350
Total Collateral for Securities Loaned (cost $28,719,278)		28,719,278

Total Investments (cost $357,855,265) - 108.09%		$ 386,423,652
Liabilities in Excess of Other Assets - Net - (8.09)%		(28,904,811)
NET ASSETS - 100.00%		$ 357,518,841

+ All or a portion of this security is on loan. Total loaned securities had a value of $28,087,888 at July 31, 2020. The loaned securities were secured with cash collateral of $28,719,278.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
PIMCO - Pacific Investment Management Company
RAFI - Research Affiliates
SPDR - Standard & Poor's Depositary Receipts
S&P - Standard & Poor
TIPS - Treasury Inflation-Protected Securities

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
July 31, 2020
	Shares	Fair Value
Bond Funds - 84.24%
High Yield Bonds - 11.19%
iShares 0-5 Year High Yield Corporate Bond ETF	123,500	$ 5,487,105
PIMCO 0-5 Year High Yield Corporate Bond Index ETF+	20,145	1,899,069
SPDR Blackstone / GSO Senior Loan ETF	232,439	10,269,155
VanEck Vectors High-Yield Municipal Index ETF+	39,700	2,402,247
Xtrackers USD High Yield Corporate Bond ETF+	36,800	1,800,992
		21,858,568
Intermediate/Long Term Bonds - 51.97%
iShares 20+ Year Treasury Bond ETF	33,150	5,668,650
iShares 3-7 Year Treasury Bond ETF+	107,300	14,385,711
iShares 7-10 Year Treasury Bond ETF+	38,000	4,666,400
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	4,147,800
iShares Intermediate-Term Corporate Bond ETF+	180,760	11,096,856
Nuveen Enhanced Yield US Aggregate Bond ETF	124,400	3,240,620
PIMCO Active Bond Exchange-Traded Fund+	166,909	18,877,408
SPDR Doubleline Total Return Tactical ETF+	413,389	20,595,040
Vanguard Intermediate-Term Corporate Bond ETF	117,483	11,375,879
Vanguard Mortgage-Backed Securities ETF	41,000	2,230,810
Vanguard Total Bond Market ETF+	58,485	5,232,068
		101,517,242
International Bond - 3.75%
Invesco Emerging Markets Sovereign Debt ETF	57,471	1,598,269
iShares JP Morgan Emerging Markets Local Currency Bond ETF	27,400	1,159,568
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,563,182
		7,321,019
Inverse Bond - 0.57%
ProShares Short 20+ Year Treasury	75,000	1,109,250

Preferred Security - 1.45%
First Trust Preferred Securities and Income ETF	148,500	2,842,290

Short Term Bonds- 15.31%
Janus Henderson Short Duration Income ETF+	204,000	10,275,480
PIMCO Enhanced Short Maturity Active ETF+	153,222	15,610,257
Vanguard Short-Term Inflation-Protected Securities ETF	79,600	4,023,780
		29,909,517

Total Bond Funds (cost $155,206,131)		164,557,886

Equity Funds - 9.93%
Alternative - 1.18%
IQ Merger Arbitrage ETF*	72,131	2,309,635

Developed International - 1.71%
JPMorgan Diversified Return International Equity ETF+	16,100	812,084
Schwab Fundamental International Large Company Index ETF	105,900	2,535,246
		3,347,330
Emerging Markets - 1.83%
iShares China Large-Cap ETF+	27,000	1,116,990
Vanguard FTSE Emerging Markets ETF	57,000	2,451,570
		3,568,560
Global - 2.13%
iShares Exponential Technologies ETF	59,832	2,822,874
iShares Global Healthcare ETF	18,600	1,326,180
		4,149,054
Large Cap Core - 1.07%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF+	31,520	2,093,243

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2020
	Shares	Fair Value
Large Cap Value - 1.54%
Invesco S&P 500 Pure Value ETF+	33,100	$ 1,619,583
Vanguard High Dividend Yield ETF	17,000	1,380,400
		2,999,983
Small/Mid Cap Value - 0.47%
First Trust North American Energy Infrastructure Fund	44,900	921,797

Total Equity Funds (cost $18,649,526)		19,389,602

	Principal ($)
U.S. Government and Agency Obligations - 1.84%
Fannie Mae Pool, 3.50%, due 12/01/2030	$ 115,848	$ 123,201
Fannie Mae Pool, 3.50%, due 07/01/2032	263,548	284,968
Fannie Mae Pool, 4.00%, due 02/01/2040	142,514	156,658
Fannie Mae Pool, 4.00%, due 10/01/2040	113,131	124,380
Fannie Mae Pool, 4.00%, due 06/01/2041	245,030	269,659
Fannie Mae Pool, 4.00%, due 09/01/2041	232,190	254,239
Fannie Mae Pool, 4.00%, due 12/01/2041	157,526	173,251
Fannie Mae Pool, 5.00%, due 11/01/2039	133,703	153,672
Fannie Mae Pool, 5.00%, due 02/01/2040	168,258	192,199
Fannie Mae Pool, 5.50%, due 12/01/2039	79,893	91,643
Fannie Mae Pool, 5.50%, due 04/01/2040	101,771	116,423
Fannie Mae Pool, 6.00%, due 12/01/2035	124,214	146,791
Fannie Mae Pool, 6.00%, due 12/01/2038	45,780	53,248
Federal National Mortgage Association, 2.00%, due 08/28/2020	1,000,000	1,001,301
Freddie Mac Gold Pool, 4.50%, due 02/01/2041	138,633	154,190
Freddie Mac Gold Pool, 5.50%, due 06/01/2034	107,186	125,332
Freddie Mac Gold Pool, 6.00%, due 05/01/2037	38,021	44,846
Freddie Mac Gold Pool, 6.50%, due 04/01/2039	53,332	61,162
Government National Mortgage Association, 3.50%, due 07/16/2039	44,107	46,995
Government National Mortgage Association, 4.00%, due 02/20/2039	10,504	10,533
Total U.S. Government and Agency Obligations (cost $3,409,116)		3,584,691

	Shares
Money Market Fund - 4.04%
Short-Term Cash - 4.04%
Federated Hermes Government Obligations Fund Institutional Class, 0.06%**	7,887,749	7,887,749
Total Money Market Fund (cost $7,887,749)		7,887,749

Collateral for Securities Loaned - 22.12%
Dreyfus Government Cash Management Institutional Class, 0.06%**	5,045,153	5,045,153
Milestone Treasury Obligations Fund Institutional Class, 0.01%** !	38,173,920	38,173,920
Total Collateral for Securities Loaned (cost $43,219,073)		43,219,073

Total Investments (cost $228,371,595) - 122.17%		$ 238,639,001
Liabilities in Excess of Other Assets - Net - (22.17)%		(43,297,711)
NET ASSETS - 100.00%		$ 195,341,290

+ All or a portion of this security is on loan. Total loaned securities had a value of $42,430,840 at July 31, 2020. The loaned securities were secured with cash collateral of $43,219,073 and non-cash collateral of $91,949. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2020.
! Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PIMCO - Pacific Investment Management Company
SPDR - Standard & Poors' Depositary Receipts
S&P - Standard & Poor

AdvisorOne Funds Quarterly Reports

Schedule of Investments - CLS Shelter Fund (Unaudited)
July 31, 2020
	Shares	Fair Value
Equity Funds - 63.54%
Alternative - 5.42%
Innovator S&P 500 Power Buffer ETF - January+*	366,700	$ 10,568,294

Emerging Markets - 5.06%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF+	300,800	9,884,288

Global - 5.08%
iShares Exponential Technologies ETF+	210,000	9,907,800

Low Volatility Equities - 47.98%
Invesco S&P 500 Low Volatility ETF+	377,100	20,088,117
iShares Edge MSCI Min Vol EAFE ETF	151,000	10,055,090
iShares Edge MSCI Min Vol Global ETF+	459,800	41,841,800
iShares Edge MSCI Min Vol USA ETF	341,700	21,663,780
		93,648,787

Total Equity Funds (cost $125,684,809)		124,009,169

Money Market Fund - 36.55%
Short-Term Cash - 36.55%
Federated Hermes Government Obligations Fund Institutional Class, 0.06%**	71,337,720	71,337,720
Total Money Market Fund (cost $71,337,720)		71,337,720

Collateral for Securities Loaned - 5.12%
Dreyfus Government Cash Management Institutional Class, 0.06%**	1,229,590	1,229,590
Milestone Treasury Obligations Fund Institutional Class, 0.01%** !	8,754,000	8,754,000
Total Collateral for Securities Loaned (cost $9,983,590)		9,983,590

Total Investments (cost $207,006,119) - 105.21%		$ 205,330,479
Liabilities in Excess of Other Assets - Net - (5.21)%		(10,162,601)
NET ASSETS - 100.00%		$ 195,167,878

+ All or a portion of this security is on loan. Total loaned securities had a value of $12,412,148 at July 31, 2020. The loaned securities were secured with cash collateral of $9,983,590 and non-cash collateral of $2,710,060. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2020.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
S&P - Standard & Poor

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)

July 31, 2020

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)

July 31, 2020

of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)

July 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2020 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 153,667,201	$ -	$ -	$ 153,667,201
Collateral for Securities Loaned	35,313,055	-	-	35,313,055
Total	$ 188,980,256	$ -	$ -	$ 188,980,256

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 395,055,057	$ -	$ -	$ 395,055,057
Collateral for Securities Loaned	14,794,342	-	-	14,794,342
Total	$ 409,849,399	$ -	$ -	$ 409,849,399

CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 169,382,756	$ -	$ -	$ 169,382,756
Equity Funds	169,316,256	-	-	169,316,256
Money Market Fund	19,005,362	-	-	19,005,362
Collateral for Securities Loaned	28,719,278		-	28,719,278
Total	$ 386,423,652	$ -	$ -	$ 386,423,652

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 164,557,886	$ -	$ -	$ 164,557,886
Equity Funds	19,389,602	-	-	19,389,602
U.S. Government & Agency Obligations	-	3,584,691	-	3,584,691
Money Market Fund	7,887,749	-	-	7,887,749
Collateral for Securities Loaned	43,219,073	-	-	43,219,073
Total	$ 235,054,310	$ 3,584,691	$ -	$ 238,639,001

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 124,009,169	$ -	$ -	$ 124,009,169
Money Market Fund	71,337,720	-	-	71,337,720
Collateral for Securities Loaned	9,983,590	-	-	9,983,590
Total	$ 205,330,479	$ -	$ -	$ 205,330,479

The Funds did not hold any Level 3 securities during the period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)

July 31, 2020

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by the Advisor. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which the Advisor may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Funds have adopted the disclosure provisions of FASB ASU 2014-11, “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended July 31, 2020:

CLS Global Aggressive Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ -	$ 31,104,980	$ -	$ -	$ -	$ -	$ 31,104,980	31,104,980

CLS Global Diversified Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ -	$ 13,022,580	$ -	$ -	$ -	$ -	$ 13,022,580	13,022,580

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)

July 31, 2020

CLS Flexible Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ -	$ 38,173,920	$ -	$ -	$ -	$ -	$ 38,173,920	38,173,920

CLS Shelter Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ -	$ 8,754,000	$ -	$ -	$ -	$ -	$ 8,754,000	8,754,000

CLS Growth and Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$ -	$ 25,313,350	$ -	$ -	$ -	$ -	$ 25,313,350	25,313,350

*Related management

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:

		Gross	Gross	Net
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$ 155,302,022	$ 36,024,720	$ (2,346,486)	$ 33,678,234
CLS Global Diversified Equity Fund	346,802,273	64,990,504	(1,943,378)	63,047,126
CLS Growth and Income Fund	358,547,555	30,575,759	(2,699,662)	27,876,097
CLS Flexible Income Fund	228,423,861	12,179,452	(1,964,312)	10,215,140
CLS Shelter Fund	207,006,119	467,552	(2,143,192)	(1,675,640)